Investments in Unconsolidated Businesses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Dividends and repatriations of foreign earnings received	$ 400,000,000	$ 500,000,000	$ 500,000,000
Goodwill	24,139,000,000	23,357,000,000	21,988,000,000
Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Goodwill	1,000,000,000	1,000,000,000
Affordable Housing Projects
Schedule of Equity Method Investments [Line Items]
Equity method investee	$ 900,000,000	$ 1,100,000,000